Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade accounts receivables
Total trade accounts receivables	$ 2,269	$ 2,656
Contract liabilities - current	84	111
Total contract liabilities	84	111
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year		150
Secure Microcontrollers
Trade accounts receivables
Total trade accounts receivables	1,794	2,321
All Others
Trade accounts receivables
Total trade accounts receivables	$ 475	$ 335